Munder International Small-Cap Fund
Munder International Small-Cap Fund
Munder International Small-Cap Fund Class A, C, R6, Y & I Shares Supplement Dated May 29, 2013 To Prospectus Dated October 26, 2012

Expense Waiver

Effective June 1, 2013, Munder Capital Management (“MCM”) will contractually limit the total net annual operating expenses of the Fund (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the SEC from time to time)) to 1.35% for Class A shares, 2.10% for Class C shares, 1.10% for Class R6 shares, 1.10% for Class Y shares and 0.95% for Class I shares.

Accordingly, effective June 1, 2013, the Expense Table and related Example on page 1 of the Prospectus are revised as follows:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Munder International Small-Cap Fund	Class A	Class C	Class R6		Class Y	Class I
Management Fees	0.95%	0.95%	0.95%		0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	none		none	none
Other Expenses	0.67%	0.73%	0.30%	[1]	0.68%	0.32%
Total Annual Fund Operating Expenses Before Waivers and/or Reimbursements	1.87%	2.68%	1.25%	[1]	1.63%	1.27%
Fee Waiver and/or Expense Reimbursement	(0.52%)	(0.58%)	(0.15%)		(0.53%)	(0.32%)
Total Net Annual Fund Operating Expenses After Waivers and/or Reimbursements	1.35%	2.10%	1.10%		1.10%	0.95%
[1]	Pursuant to an Expense Limitation Agreement, MCM has agreed contractually through at least October 31, 2014 to waive a portion of the Management Fees so that the Fund pays a fee of 0.90% on all assets. In addition, MCM has agreed contractually effective June 1, 2013 through at least October 31, 2014 to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the Securities and Exchange Commission from time to time)) do not exceed 1.35% for Class A shares, 2.10% for Class C shares, 1.10% for Class R6 shares, 1.10% for Class Y shares and 0.95% for Class I shares. There is no guarantee that the Expense Limitation Agreement will be extended after its expiration or at the currently specified level. In addition, the Fund and MCM have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse MCM for the fees it waived or limited and other expenses assumed and paid by MCM pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to MCM does not cause Total Net Annual Operating Expenses (other than those excluded for purposes of the Expense Limitation Agreement) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement to MCM.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Munder International Small-Cap Fund (USD $)	Class A	Class C	Class R6	Class Y	Class I
1 Year	680	313	112	112	97
3 Years	1,037	753	375	440	357
5 Years	1,440	1,346	666	815	653
10 Years	2,562	2,951	1,492	1,869	1,493

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Munder International Small-Cap Fund (USD $)	Class A	Class C	Class R6	Class Y	Class I
1 Year	680	213	112	112	97
3 Years	1,037	753	375	440	357
5 Years	1,440	1,346	666	815	653
10 Years	2,562	2,951	1,492	1,869	1,493

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE